ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31,	December 31
	2014	2013
Employees and payroll accruals	$210	$169
Accrued expenses	149	74
Other	-	12
	$359	$255

	December 31,
	2013	2012
Employees and payroll accruals	$169	$77
Accrued expenses	74	99
Other	12	2
	$255	$178